Leases Supplemental balance sheet information related to operating leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use assets, net	$ 1,417,088	$ 313,172
Operating lease liabilities - current	161,480	115,330
Operating lease liabilities - non-current	1,259,958	223,291
Total operating lease liabilities	$ 1,421,438	$ 338,621